NOTE I---SUBSEQUENT EVENTS	9 Months Ended	22 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
NOTE I---SUBSEQUENT EVENTS

NOTE I---SUBSEQUENT EVENTS

In accordance with ASC Topic 855-10, the Company has analyzed its operations subsequent to September 30, 2012 to the date these financial statements were issued. In addition to the transactions disclosed below, the Company does not have other material subsequent events to disclose in these financial statements, except as follows:

Subsequent to September 30, 2012, the Company sold its building and related improvements to an unrelated party and simultaneously fully repaid its loan with BMO Bank of Montreal and the related party.

NOTE I---SUBSEQUENT EVENTS

In accordance with ASC Topic 855-10, the Company has analyzed its operations subsequent to December 31, 2011 to the date these financial statements were issued. In addition to the transactions disclosed below, the Company does not have other material subsequent events to disclose in these financial statements, except as follows:

Subsequent to December 31, 2011, the Company sold its building and related improvements to an unrelated party and simultaneously fully repaid its loan with BMO Bank of Montreal.